SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENT
SUBSEQUENT EVENTS

33. Subsequent Event

Subsequent to December 31, 2020, the company reached an agreement to sell its 26.69% working interest in the Golden Eagle Area Development, in the Exploration and Production segment, for US$325 million and contingent consideration up to US$50 million. The effective date of the sale is January 1, 2021 and is expected to close no later than the third quarter of 2021, subject to purchaser financing and shareholder approval along with other closing conditions and certain regulatory approvals.